Employees' Retirement Benefits (Net Periodic Pension Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Employee Benefits Disclosure [Line Items]
Curtailment gain			¥ (5,131)
Contract-type Corporate Pension Plan, Defined Benefit
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,438	¥ 8,562	10,435
Interest cost on projected benefit obligation	2,113	2,821	3,171
Expected return on plan assets	(1,931)	(2,003)	(1,791)
Amortization of prior service cost	(694)	(851)	(1,635)
Curtailment gain			(5,131)
Amortization of actuarial gains and losses	1,128	834	1,704
Amortization of transition obligation	49	112	123
Net periodic pension cost	¥ 10,103	¥ 9,475	¥ 6,876